                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                 811-4014

(Exact name of registrant as specified in charter): Meridian Fund, Inc.

(Address of principal executive offices):          60 E. Sir Francis Drake Blvd
                                                   Ste. #306
                                                   Larkspur, CA. 94939

(Name and address of agent for service):           Gregg B. Keeling
                                                   60 E. Sir Francis Drake Blvd
                                                   Ste. #306
                                                   Larkspur, CA. 94939

Registrant's telephone number:                     (415) 461-8770

Date of fiscal year end:                           June 30, 2005

Date of reporting period:                          March 31, 2006

ITEM 1 - SCHEDULE OF INVESTMENTS

MERIDIAN EQUITY INCOME FUND(SM)
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                   Shares     Value**
                                   ------   -----------
COMMON STOCK - 95.9%
    AGRICULTURE - 3.2%
    Delta & Pine Land Co. .......  26,600   $   802,256
  AUTOMOTIVE - 2.8%
    Autoliv, Inc. ...............  12,525       708,665
  BANKING - 5.3%
    Comerica, Inc. ..............  11,550       669,554
    Regions Financial Corp. .....  18,800       661,196
                                            -----------
                                              1,330,750
  BASIC MATERIALS - 2.6%
    PPG Industries, Inc. ........  10,425       660,424
  BROKERAGE & MONEY MANAGEMENT - 5.2%
    Mellon Financial Corp. ......  18,300       651,480
    Waddell & Reed Financial,
      Inc. Class A...............  27,750       641,025
                                            -----------
                                              1,292,505
  BUSINESS PRODUCTS - 2.6%
    Diebold, Inc. ...............  15,725       646,298
  BUSINESS SERVICES - 5.2%
    ABM Industries, Inc. ........  34,500       661,365
    R. R. Donnelley & Sons
      Co. .......................  19,825       648,674
                                            -----------
                                              1,310,039
  CHEMICALS - 2.5%
    Lubrizol Corp. ..............  14,825       635,251
  CONSTRUCTION - 2.7%
    Masco Corp. .................  21,075       684,727
  CONSUMER PRODUCTS - 5.2%
    Newell Rubbermaid, Inc. .....  25,750       648,642
    Reynolds American, Inc. .....   6,125       646,187
                                            -----------
                                              1,294,829
  DIVERSIFIED OPERATIONS - 2.6%
    E.I. du Pont de
      Nemours & Co. .............  15,400       650,034

                                   Shares     Value**
                                   ------   -----------
  ELECTRICAL EQUIPMENT - 5.4%
    Emerson Electric Co. ........   7,750   $   648,133
    Hubbell, Inc. Class B........  13,575       695,854
                                            -----------
                                              1,343,987
  ENERGY - 2.7%
    Kinder Morgan, Inc. .........   7,240       666,008
  FURNITURE & FIXTURES - 2.5%
    Leggett & Platt, Inc. .......  25,900       631,183
  HEALTHCARE PRODUCTS - 2.8%
    Hillenbrand Industries,
      Inc. ......................  12,600       692,874
  INDUSTRIAL PRODUCTS - 5.3%
    Bemis Co., Inc. .............  21,000       663,180
    Briggs & Stratton Corp. .....  18,675       660,535
                                            -----------
                                              1,323,715
  INDUSTRIAL SERVICES - 5.3%
    Genuine Parts Co. ...........  14,500       635,535
    Waste Management, Inc. ......  19,300       681,290
                                            -----------
                                              1,316,825
  INSURANCE - 4.8%
    Jefferson-Pilot Corp. .......  10,525       588,768
    Lincoln National Corp. ......  11,325       618,232
                                            -----------
                                              1,207,000
  INSURANCE BROKERS - 2.7%
    Willis Group Holdings,
      Ltd. ......................  19,575       670,639
  OFFICE SUPPLIES - 2.6%
    Avery Dennison Corp. ........  11,325       662,286
  OIL & GAS - 2.6%
    Chevron Corp. ...............  11,425       662,307

MERIDIAN EQUITY INCOME FUND(SM)
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                   Shares     Value**
                                   ------   -----------
COMMON STOCK (continued)
PAPER/FOREST PRODUCTS - 5.3%
    Kimberly-Clark Corp. ........  10,915   $   630,887
    Sonoco Products Co. .........  20,375       690,101
                                            -----------
                                              1,320,988
  PHARMACEUTICALS - 2.6%
    Eli Lilly & Co. .............  11,925       659,453
  RETAIL - 2.6%
    Limited Brands, Inc. ........  27,100       662,866
  TELECOMMUNICATIONS SERVICES - 5.8%
    Alltel Corp. ................  10,375       671,781
    BellSouth Corp. .............  22,400       776,160
                                            -----------
                                              1,447,941
  TRANSPORTATION - 3.0%
    Pacer International, Inc. ...  23,075       754,091
                                            -----------
  TOTAL INVESTMENTS - 95.9%
    (Identified cost $22,064,886)........    24,037,941

                                              Value**
                                            -----------
CASH AND OTHER ASSETS, LESS
LIABILITIES - 4.1%.......................   $ 1,017,390
                                            -----------

NET ASSETS - 100.0%......................   $25,055,331
                                            ===========

The aggregate cost for federal income tax purposes is $22,064,886.

The aggregate gross unrealized appreciation is $2,054,680.
The aggregate gross unrealized depreciation is $(81,625).
The net unrealized appreciation is $1,973,055.

** INVESTMENT VALUATION: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by the Adviser under the guidelines established by, and under the general supervision and responsibility of, the Funds' Board of Directors. Short-term securities with original or remaining maturities more than 60 days are valued at the mean of their quoted bid and asked prices. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

MERIDIAN GROWTH FUND(R)
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                Shares        Value**
                               ---------   --------------
COMMON STOCK - 94.9%

    AEROSPACE/DEFENSE - 2.1%
    BE Aerospace, Inc.*......  1,460,300   $   36,682,736

  BANKING - 4.2%
    SVB Financial Group*.....    827,400       43,893,570
    UCBH Holdings, Inc. .....  1,541,616       29,167,375
                                           --------------
                                               73,060,945

  BROKERAGE & MONEY MANAGEMENT - 5.9%
    Affiliated Managers
      Group, Inc.*...........    498,545       53,149,882
    T. Rowe Price Group,
      Inc. ..................    629,300       49,217,553
                                           --------------
                                              102,367,435

  BUSINESS PRODUCTS - 1.2%
    Diebold, Inc. ...........    500,735       20,580,209
  BUSINESS SERVICES - 3.1%
    CSG Systems
      International, Inc.*...  1,107,130       25,751,844
    Mercury Interactive
      Corp.*.................    798,645       27,792,846
                                           --------------
                                               53,544,690

  CELLULAR COMMUNICATIONS - 2.9%
    American Tower Corp.
      Class A*...............  1,667,400       50,555,568

  CONSTRUCTION - 3.2%
    Granite Construction,
      Inc. ..................  1,136,285       55,314,354

  CONSUMER SERVICES - 3.2%
    Regis Corp. .............    847,200       29,211,456
    Rollins, Inc. ...........  1,286,687       26,042,545
                                           --------------
                                               55,254,001

  HEALTHCARE PRODUCTS - 8.8%
    C. R. Bard, Inc. ........    520,975       35,327,315
    DENTSPLY International,
      Inc. ..................    605,050       35,183,658
    Edwards Lifesciences
      Corp.*.................    794,485       34,560,097
    STERIS Corp. ............  1,262,810       31,166,151
    Symmetry Medical,
      Inc.*..................    779,700       16,537,437
                                           --------------
                                              152,774,658

                                Shares        Value**
                               ---------   --------------

  HEALTHCARE SERVICES - 5.3%
    DaVita, Inc.*............    745,400   $   44,880,534
    Laboratory Corp. of
      America Holdings*......    787,700       46,064,696
                                           --------------
                                               90,945,230

  HOTELS & LODGING - 2.1%
    Las Vegas Sands Corp.*...    655,000       37,112,300

  INDUSTRIAL PRODUCTS - 4.8%
    Airgas, Inc. ............  1,133,575       44,311,447
    Dionex Corp.*............    618,894       38,049,603
                                           --------------
                                               82,361,050

  INDUSTRIAL SERVICES - 11.9%
    Allied Waste Industries,
      Inc.*..................  4,661,325       57,054,618
    EGL, Inc.*...............  1,106,978       49,814,010
    Republic Services,
      Inc. ..................  1,048,300       44,563,233
    United Rentals, Inc.*....  1,594,600       55,013,700
                                           --------------
                                              206,445,561

  INSURANCE - 2.4%
    Mercury General Corp. ...    753,300       41,356,170

  INSURANCE BROKERS - 2.5%
    Willis Group Holdings
      Ltd. ..................  1,239,930       42,480,002

  LEISURE & AMUSEMENT - 2.2%
    Royal Caribbean Cruises
      Ltd. ..................    897,265       37,703,075

  REAL ESTATE - 2.5%
    Host Marriott Corp. .....  2,040,150       43,659,210

  RESTAURANTS - 4.1%
    CBRL Group, Inc. ........    702,788       30,859,421
    Ruby Tuesday, Inc. ......  1,230,000       39,458,400
                                           --------------
                                               70,317,821

MERIDIAN GROWTH FUND(R)
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                Shares        Value**
                               ---------   --------------
COMMON STOCK (continued)
RETAIL - 11.1%
    Bed Bath & Beyond,
      Inc.*..................    877,300   $   33,688,320
    Claire's Stores, Inc. ...  1,060,740       38,515,469
    Foot Locker, Inc. .......  1,437,825       34,335,261
    PETsMART, Inc. ..........  1,281,000       36,047,340
    Ross Stores, Inc. .......  1,086,300       31,709,097
    Zale Corp.*..............    653,550       18,319,006
                                           --------------
                                              192,614,493
  TECH-HARDWARE - 4.6%
    American Power Conversion
      Corp. .................  1,556,573       35,972,402
    Vishay Intertechnology,
      Inc.*..................  3,042,950       43,331,608
                                           --------------
                                               79,304,010

  TECH-SOFTWARE - 6.8%
    Advent Software, Inc.*...  1,066,438       30,308,168
    Cognos, Inc.*............    899,065       34,973,628
    FileNET Corp.*...........    749,500       20,251,490
    Getty Images, Inc.*......    440,000       32,947,200
                                           --------------
                                              118,480,486

  TOTAL COMMON STOCK - 94.9%
    (Identified cost $1,216,255,727)....    1,642,914,004
                                           --------------

                                              Value**
                                           --------------
U.S. GOVERNMENT OBLIGATIONS - 1.6%
    U.S. Treasury Bill @ 4.354% due 04/20/06
    (Face Value $7,000,000).............   $    6,984,299
    U.S. Treasury Bill @ 4.599% due 06/01/06
    (Face Value $10,000,000)............        9,927,000
    U.S. Treasury Bill @ 4.677% due 06/22/06
    (Face Value $10,000,000)............        9,901,040
                                           --------------

  TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Identified cost $26,804,436).........       26,812,339
                                           --------------

                                              Value**
                                           --------------

  TOTAL INVESTMENTS - 96.5%
  (Identified cost $1,243,060,163)......   $1,669,726,343

CASH AND OTHER ASSETS, LESS
  LIABILITIES - 3.5%....................       60,723,143
                                           --------------

NET ASSETS - 100.0%.....................   $1,730,449,486
                                           ==============

The aggregate cost for federal income tax purposes is $1,243,060,163.

The aggregate gross unrealized appreciation is $435,248,660.
The aggregate gross unrealized depreciation is $(8,582,480).
The net unrealized appreciation is $426,666,180.

 * Non-income producing securities.

** INVESTMENT VALUATION: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by the Adviser under the guidelines established by, and under the general supervision and responsibility of, the Funds' Board of Directors. Short-term securities with original or remaining maturities more than 60 days are valued at the mean of their quoted bid and asked prices. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

MERIDIAN VALUE FUND(R)
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                Shares        Value**
                               ---------   --------------
COMMON STOCK - 95.0%
  AEROSPACE/DEFENSE - 4.7%
    BE Aerospace, Inc.*......  1,626,800   $   40,865,216
    Empresa Brasileira de
      Aeronautica S.A. ADR...    448,400       16,523,540
    Northrop Grumman Corp. ..    424,500       28,989,105
                                           --------------
                                               86,377,861
  AUTOMOTIVE - 0.8%
    ADESA, Inc. .............    534,900       14,303,226
  BANKING - 6.9%
    Federated Investors, Inc.
      Class B................    704,500       27,510,725
    Greater Bay Bancorp......    715,000       19,834,100
    JPMorgan Chase & Co. ....  1,124,000       46,803,360
    Regions Financial
      Corp. .................    923,600       32,483,012
                                           --------------
                                              126,631,197
  BASIC MATERIALS - 1.8%
    Barrick Gold Corp. ......  1,194,000       32,524,560
  CONSUMER PRODUCTS - 5.3%
    Electronic Arts, Inc.
      (EA)*..................    386,400       21,143,808
    Newell Rubbermaid,
      Inc. ..................  2,295,900       57,833,721
    Pactiv Corp.*............    781,792       19,185,176
                                           --------------
                                               98,162,705
  CONSUMER PRODUCTS/FOOD & BEVERAGE - 0.8%
    Chiquita Brands
      International, Inc. ...    846,700       14,199,159
  CONSUMER SERVICES - 0.7%
    ServiceMaster Co.
      (The)..................    937,800       12,303,936
  ENERGY - 8.0%
    Arch Coal, Inc. .........    251,300       19,083,722
    El Paso Corp. ...........  2,040,900       24,592,845
    GlobalSanteFe Corp. .....    622,200       37,798,650
    Hanover Compressor Co.*..  1,629,100       30,333,842
    National Oilwell Varco,
      Inc.*..................    168,000       10,772,160
    Tidewater, Inc. .........    456,400       25,206,972
                                           --------------
                                              147,788,191

                                Shares        Value**
                               ---------   --------------
  HEALTHCARE PRODUCTS - 2.6%
    Baxter International,
      Inc. ..................    964,300   $   37,424,483
    Thoratec Corp.*..........    508,000        9,789,160
                                           --------------
                                               47,213,643
  HEALTHCARE SERVICES - 2.8%
    AmerisourceBergen
      Corp. .................  1,079,000       52,083,330
  INDUSTRIAL PRODUCTS - 6.8%
    General Electric Co. ....  1,341,400       46,653,892
    Manitowoc Co., Inc.
      (The)..................    556,900       50,761,435
    Mettler-Toledo
      International, Inc.*...    153,630        9,270,034
    Sealed Air Corp. ........    161,000        9,317,070
    Spartech Corp. ..........    375,800        9,019,200
                                           --------------
                                              125,021,631
  INDUSTRIAL SERVICES - 5.7%
    Allied Waste Industries,
      Inc.*..................  4,636,000       56,744,640
    Waste Management,
      Inc. ..................  1,347,100       47,552,630
                                           --------------
                                              104,297,270

  INFORMATION TECHNOLOGY SERVICES - 1.5%
    BearingPoint, Inc.*......  3,305,900       28,067,091
  INSURANCE - 2.7%
    Conseco, Inc.*...........  2,028,300       50,342,406
  INSURANCE BROKERS - 1.4%
    Willis Group Holdings,
      Ltd. ..................    770,700       26,404,182
  MEDIA - 3.1%
    Time Warner, Inc. .......  2,135,500       35,855,045
    Valassis Communications,
      Inc.*..................    715,600       21,017,172
                                           --------------
                                               56,872,217
  OIL & GAS - 0.2%
    Kinder Morgan Management,
      LLC.*..................     79,039        3,477,716
  PAPER/FOREST PRODUCTS - 0.5%
    Aracruz Celulose S.A.
      ADR....................    190,000       10,058,600

MERIDIAN VALUE FUND(R)
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                Shares        Value**
                               ---------   --------------
COMMON STOCK (continued)
PHARMACEUTICALS - 2.4%
    Schering-Plough Corp. ...  2,327,600   $   44,201,124
  PUBLISHING - 1.7%
    Pearson PLC ADR..........  2,249,000       31,148,650
  REAL ESTATE - 7.3%
    Apartment Investment &
      Management Co. Class
      A......................    774,800       36,338,120
    Equity Residential.......    751,400       35,158,006
    Healthcare Realty Trust,
      Inc. ..................    471,400       17,620,932
    Host Marriott Corp. .....  2,168,000       46,395,200
                                           --------------
                                              135,512,258
  RESTAURANTS - 1.3%
    Ruby Tuesday, Inc. ......    725,600       23,277,248
  RETAIL - 5.7%
    BJ's Wholesale Club,
      Inc.*..................    505,000       15,912,550
    The Jean Coutu Group,
      Inc. Class A...........  1,079,000       10,717,472
    Ross Stores, Inc. .......  1,112,900       32,485,551
    Safeway, Inc. ...........  1,844,000       46,321,280
                                           --------------
                                              105,436,853
  TECHNOLOGY - 10.3%
    Analog Devices, Inc. ....    825,000       31,589,250
    Entegris, Inc.*..........  1,919,200       20,420,288
    Intersil Corp. Class A...  1,178,800       34,090,896
    Symbol Technologies,
      Inc. ..................  2,054,700       21,738,726
    Tektronix, Inc. .........    637,100       22,750,841
    Western Digital Corp.*...  1,417,400       27,540,082
    Xilinx, Inc. ............  1,228,000       31,264,880
                                           --------------
                                              189,394,963

                                Shares        Value**
                               ---------   --------------
  TELECOMMUNICATIONS EQUIPMENT - 6.3%
    Nokia Oyj ADR............  2,324,200   $   48,157,424
    Powerwave Technologies,
      Inc.*..................  2,877,300       38,814,777
    Tellabs, Inc. *..........  1,850,600       29,424,540
                                           --------------
                                              116,396,741
  TELECOMMUNICATIONS SERVICES - 2.0%
    DIRECTV Group, Inc.
      (The)*.................  2,310,400       37,890,560
    UTILITIES - 1.7%
    Hawaiian Electric
      Industries, Inc. ......    495,421       13,440,772
    TECO Energy, Inc. .......  1,104,900       17,810,988
                                           --------------
                                               31,251,760
  TOTAL COMMON STOCK - 95.0%
    (Identified cost $1,419,786,337)....    1,750,639,078
                                           --------------
U.S. GOVERNMENT OBLIGATIONS - 2.5%
    U.S. Treasury Bill @ 4.354% due 04/20/06
    (Face Value $13,000,000)............       12,970,840
    U.S. Treasury Bill @ 4.599% due 06/01/06
    (Face Value $13,000,000)............       12,905,100
    U.S. Treasury Bill @ 4.677% due 06/22/06
    (Face Value $20,000,000)............       19,802,080
                                           --------------
  TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Identified cost $45,664,312).........       45,678,020
                                           --------------
  TOTAL INVESTMENTS - 97.5%
  (Identified cost $1,465,450,649)......    1,796,317,098

MERIDIAN VALUE FUND(R)
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                              Value**
                                           --------------
CASH AND OTHER ASSETS, LESS
LIABILITIES - 2.5%......................   $   45,920,716
                                           --------------

NET ASSETS - 100.0%.....................   $1,842,237,814
                                           ==============

The aggregate cost for federal income tax purposes is $1,465,450,649.

The aggregate gross unrealized appreciation is $344,861,419.
The aggregate gross unrealized depreciation is $(13,994,970).
The net unrealized appreciation is $330,866,449.

ADR - American Depository Receipt.

 * Non-income producing securities.

** INVESTMENT VALUATION: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by the Adviser under the guidelines established by, and under the general supervision and responsibility of, the Funds' Board of Directors. Short-term securities with original or remaining maturities more than 60 days are valued at the mean of their quoted bid and asked prices. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

ITEM 2 - CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Filed herewith

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

    Meridian Fund, Inc.

By: /s/ Richard F. Aster
    ----------------------------
    Richard F. Aster
    President & CEO

Date: May 26, 2006

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Gregg B. Keeling
    ----------------------------
    Gregg B. Keeling
    CFO & Treasurer

Date: May 26, 2006

By: /s/ Richard F. Aster
    ----------------------------
    Richard F. Aster
    President & CEO

Date: May 26, 2006